Property, Plant and Equipment Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Property, Plant and Equipment [Abstract]
Land	$ 4.1	$ 4.1
Buildings and improvements	105.6	114.3
Machinery and equipment	211.7	194.9
Software	110.1	102.0
Gross cost	431.5	415.3
Less: accumulated depreciation	299.9	278.5
Property, plant and equipment, net	$ 131.6	$ 136.8